Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
(5) Related Party Transactions

Management and other fees from affiliates is comprised primarily of asset management, property management, development and redevelopment fees from co-investments.  These fees to affiliates total $6.8 million, $4.1 million, and $4.3 million for the years ended December 31, 2011, 2010, and 2009, respectively, and a property acquisition fee of $0.5 million from the limited liability company that owns Skyline at MacArthur Place for the year ended December 31, 2010.  All of these fees are net of intercompany amounts eliminated by the Company.

The Company's Chairman and founder, Mr. George Marcus, is the Chairman of The Marcus & Millichap Company ("TMMC").  During the third quarter of 2010, the Company invested $12.0 million as a preferred equity interest investment in a related party entity that owns a 768-unit apartment community in Anaheim, California.  The entity that owns the property is an affiliate of TMCC.  The Company's independent directors approved the investment in this entity.  The preferred return for this investment during the first five years is 13% per annum, and the preferred return increases to 15% thereafter.

During the second quarter of 2010, the independent directors approved the partial redemption for cash by the Operating Partnership of limited Operating Partnership units that were held Mr. Marcus, at $106.76 per unit representing a 2% discount from the closing price of the Company's common stock on May 17, 2010.  The Operating Partnership purchased 187,334 units from Mr. Marcus.  Under the Operating Partnership's partnership agreement, limited partnership units are exchangeable on a one-for-one basis into shares of the Company's common stock, or at the Company's option, for cash.

An Executive Vice President of the Company invested $4.0 million for a 6% limited partnership interest in a partnership with the Company that acquired a 50% interest in a limited liability company that acquired Essex Skyline at MacArthur Place.  The Executive Vice President's investment is equal to a pro-rata share of the contributions, and distributions resulting from distributable cash generated by Essex Skyline at MacArthur Place will be calculated in the same manner as the calculation of distributions to the third party investor.  The Executive Vice President does not participate in any promote interest or fees paid to the Company by the Essex Skyline at MacArthur Place joint venture.